MARKETABLE SECURITIES (Details 3) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2007 ARO	Dec. 31, 2009 ARO
Investment in ARO
Consideration received as a part of sale of HSE (in shares)				5.5
Shares sold					5.5
Pre tax Loss on sale of shares	$ 41	$ 19	$ 12,414		$ 12,300
Remaining shares held prior to recording other-than-temporary impairment charges					1.1
Impairment of long-term investments		$ 7,844	$ 4,936		$ 4,600